May 1, 2001

Filing Desk
U.S. Securities & Exchange
Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:	The Enterprise Group of
	Funds, Inc.
	Registration No. 2-28097
	Rule 497(e) Filing

To Whom It May Concern:

The following amendment to the
Enterprise Group of Funds, Inc.
Prospectus dated February 28, 2001
is filed pursuant to Rule 497(e)
by supplement or sticker to the
above-referenced Fund.  No changes
were necessary to the
above-referenced Fund or to the
cross-reference sheet.

Thank you for your assistance.
If you have any questions
concerning this filing, please
feel free to contact the
undersigned at (404) 760-4133.

Sincerely,

/s/ STUART M. WEITZ

Stuart M. Weitz
Senior Counsel

Attachment